Provision for Legal Claims (Details) - Schedule of Judicial Deposits - Judicial Deposits[Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provision for Legal Claims (Details) - Schedule of Judicial Deposits [Line Items]
Total	R$ 727	R$ 2,215
Labor [Member]
Provision for Legal Claims (Details) - Schedule of Judicial Deposits [Line Items]
Loss contingencies	47	320
Tax [Member]
Provision for Legal Claims (Details) - Schedule of Judicial Deposits [Line Items]
Loss contingencies		1,250
Environmental [Member]
Provision for Legal Claims (Details) - Schedule of Judicial Deposits [Line Items]
Loss contingencies	504	485
Civil [Member]
Provision for Legal Claims (Details) - Schedule of Judicial Deposits [Line Items]
Loss contingencies	R$ 176	R$ 160